BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.1%
Communication Services—2.7%
Gray Television, Inc.	197,692	$2,312,996
John Wiley & Sons, Inc., Class A(a)	51,077	2,421,561
Nexstar Media Group, Inc., Class A	52,300	9,913,988
TEGNA, Inc.	323,009	6,376,198
		21,024,743
Consumer Discretionary—13.6%
Beazer Homes USA, Inc.*	199,628	2,724,922
Buckle, Inc. (The)(a)	95,704	4,206,191
Carriage Services, Inc.	155,349	3,907,027
Fiesta Restaurant Group, Inc.*	202,661	1,321,350
Foot Locker, Inc.(a)	120,126	4,781,015
Harley-Davidson, Inc.(a)	312,796	14,742,075
International Game Technology PLC	254,193	6,237,896
J Jill, Inc.*	97,758	2,486,964
LCI Industries(a)	62,448	6,173,609
Petco Health & Wellness Co., Inc.*(a)	228,974	2,527,873
Skechers U.S.A., Inc., Class A*(a)	58,776	2,478,584
Standard Motor Products, Inc.	63,555	2,441,148
Steven Madden Ltd.(a)	182,132	6,290,839
Stride, Inc.*	410,471	14,534,778
Tempur Sealy International, Inc.(a)	216,530	6,879,158
Topgolf Callaway Brands Corp.*(a)	553,097	11,587,382
Travel + Leisure Co.	131,098	5,095,779
TravelCenters of America, Inc.*	75,877	3,881,109
Victoria's Secret & Co.*(a)	90,225	4,150,350
		106,448,049
Consumer Staples—0.8%
Fresh Del Monte Produce, Inc.(a)	173,451	4,801,124
Universal Corp.(a)	28,085	1,598,317
		6,399,441
Energy—8.4%
Cactus, Inc., Class A	66,094	3,594,853
ChampionX Corp.	221,176	6,821,068
Chord Energy Corp.(a)	39,849	6,078,168
Delek US Holdings, Inc.	77,398	2,397,790
Enerplus Corp.(a)	444,576	8,260,222
Kosmos Energy Ltd.*(a)	873,026	5,805,623
National Energy Services Reunited Corp.*	312,926	1,999,597
NexTier Oilfield Solutions, Inc.*	433,186	4,414,165
Par Pacific Holdings, Inc.*	130,101	3,048,266
PDC Energy, Inc.	38,447	2,857,381
ProPetro Holding Corp.*(a)	374,047	4,107,036
Viper Energy Partners LP	293,935	9,708,673
World Fuel Services Corp.(a)	249,535	7,099,271
		66,192,113
Financials—28.1%
AllianceBernstein Holding LP	70,953	2,862,954
Ameris Bancorp	45,016	2,380,446
AMERISAFE, Inc.	55,929	3,320,505
Ares Commercial Real Estate Corp.(a)	106,076	1,321,707
Artisan Partners Asset Management, Inc., Class A	33	1,145
Assured Guaranty Ltd.	80,114	5,333,189
Axis Capital Holdings Ltd.	158,168	9,104,150
BankUnited, Inc.(a)	82,553	3,031,346
Berkshire Hills Bancorp, Inc.(a)	101,171	3,154,512
BGC Partners, Inc., Class A	303,291	1,307,184
Blackstone Mortgage Trust, Inc., Class A(a)	184,100	4,652,207
Blucora, Inc.*	97,082	2,431,904
Diamond Hill Investment Group, Inc.	14,726	2,620,639
Employers Holdings, Inc.	65,189	3,029,333
Essent Group Ltd.	64,695	2,593,623
Evercore, Inc., Class A(a)	66,796	7,693,563
Federal Agricultural Mortgage Corp., Class C	49,619	6,244,551
First Hawaiian, Inc.	111,483	2,959,874
First Internet Bancorp	59,715	1,550,201
First Merchants Corp.	118,492	5,238,531
First Mid Bancshares, Inc.(a)	59,558	2,063,685
FirstCash Holdings, Inc.	32,044	3,007,650
Flushing Financial Corp.	59,248	1,235,913
Hancock Whitney Corp.(a)	71,134	3,900,989
Hanover Insurance Group, Inc., (The)(a)	48,475	7,140,367
Heritage Commerce Corp.	249,203	3,541,175
Heritage Financial Corp.(a)	76,260	2,508,954
Hope Bancorp, Inc.(a)	173,433	2,362,157
James River Group Holdings Ltd.	91,831	2,205,781
Luther Burbank Corp.	193,775	2,298,171
Merchants Bancorp(a)	125,604	3,214,206
Nelnet, Inc., Class A	32,539	3,206,393
OceanFirst Financial Corp.	105,780	2,471,021
PacWest Bancorp	210,782	5,505,626
Peapack-Gladstone Financial Corp.	138,260	5,699,077
PennyMac Financial Services, Inc.(a)	44,943	2,681,299
Perella Weinberg Partners	251,173	2,403,726
PRA Group, Inc.*(a)	81,534	2,803,139
Preferred Bank	64,763	4,895,435
Primis Financial Corp.	158,577	1,958,426
RBB Bancorp	153,649	3,452,493
Renaissance Holdings Ltd.	15,550	2,937,551
Silvercrest Asset Management Group, Inc., Class A	437,711	8,272,738
SLM Corp.	899,217	15,700,329
SouthState Corp.	53,435	4,694,265
Starwood Property Trust, Inc.(a)	157,547	3,373,081
StoneX Group, Inc.*	40,457	4,105,172
Synovus Financial Corp.	64,473	2,716,247
Umpqua Holdings Corp.	120,814	2,448,900
Univest Financial Corp.	90,138	2,542,793
Valley National Bancorp(a)	499,615	6,325,126
Velocity Financial, Inc.*	264,848	2,693,504
Veritex Holdings, Inc.	106,826	3,488,937
Voya Financial, Inc.(a)	58,395	3,852,902
Walker & Dunlop, Inc.	60,507	5,403,880
White Mountains Insurance Group Ltd.	3,827	5,200,357
Wintrust Financial Corp.(a)	74,082	6,773,317
		219,916,346
Health Care—5.0%
Amedisys, Inc.*	43,315	3,945,563
AMN Healthcare Services, Inc.*	32,344	4,000,953
Brookdale Senior Living, Inc.*(a)	540,053	1,701,167
Envista Holdings Corp.*(a)	163,075	5,564,119
Haemonetics Corp.*	56,787	4,844,499
LHC Group, Inc.*	24,607	4,021,030
PetIQ, Inc.*(a)	208,729	2,477,613
QuidelOrtho Corp.*	20,837	1,825,530
R1 RCM, Inc.*	320,373	2,899,376
Sotera Health Co.*(a)	400,709	3,341,913
Syneos Health, Inc.*	123,358	4,352,070
		38,973,833
Industrials—21.8%
ABM Industries, Inc.(a)	271,087	12,789,885
Acuity Brands, Inc.	16,515	3,109,609
Allison Transmission Holdings, Inc.	92,942	4,163,802
Altra Industrial Motion Corp.	84,400	4,947,528
ASGN, Inc.*(a)	73,610	6,669,066
Brink's Co., (The)(a)	89,975	5,376,006
BWX Technologies, Inc.	82,105	4,999,373
CBIZ, Inc.*	118,413	5,879,205
CRA International, Inc.	82,126	10,122,851
Curtiss-Wright Corp.(a)	62,371	11,017,837
EMCOR Group, Inc.	43,287	6,705,156
EnerSys(a)	48,136	3,638,119
FTI Consulting, Inc.*(a)	33,516	5,792,235
Heidrick & Struggles International, Inc.	46,310	1,375,407
Hillenbrand, Inc.(a)	113,594	5,679,700
Hub Group, Inc., Class A*	52,020	4,377,483
ICF International, Inc.(a)	61,523	6,667,247
Korn/Ferry International	101,873	5,809,817
Landstar System, Inc.	11,248	1,945,679
LSI Industries, Inc.	234,578	2,784,441
Masonite International Corp.*	30,381	2,286,778
Matrix Service Co.*	262,066	1,341,778
NOW, Inc.*	222,794	2,780,469
Resideo Technologies, Inc.*	425,966	6,900,649
Science Applications International Corp.	87,533	9,638,259
Terex Corp.	68,426	3,141,438
V2X, Inc.*	102,422	4,138,873
Viad Corp.*	118,483	3,508,282
Wabash National Corp.(a)	162,857	4,082,825
Werner Enterprises, Inc.(a)	67,261	2,958,139
WESCO International, Inc.*(a)	122,736	15,823,125
		170,451,061
Information Technology—9.3%
Avnet, Inc.(a)	121,918	5,507,036
Bel Fuse, Inc., Class B	129,164	4,448,408
Belden, Inc.	126,841	10,203,090
CommScope Holding Co., Inc.*	438,088	3,890,221
Concentrix Corp.	78,833	9,647,583
IBEX Holdings Ltd.*	121,856	3,145,103
Insight Enterprises, Inc.*(a)	58,337	6,061,798
InterDigital, Inc.	97,049	4,868,948
MAXIMUS, Inc.(a)	28,581	2,009,244
NCR Corp.*(a)	138,331	3,301,961
OSI Systems, Inc.*	37,826	3,346,844
SMART Global Holdings, Inc.*	313,461	5,300,626
TD SYNNEX Corp.(a)	26,587	2,719,850
TTEC Holdings, Inc.	56,857	2,726,293
Ultra Clean Holdings, Inc.*(a)	141,139	5,028,783
Unisys Corp.*	64,665	278,060
		72,483,848
Materials—6.5%
Ashland, Inc.(a)	29,622	3,313,813
Cabot Corp.(a)	63,175	4,650,944
Ecovyst, Inc.*	344,008	3,195,834
Graphic Packaging Holding Co.	775,402	17,818,738
Ingevity Corp.*	58,607	4,587,170
Mativ Holdings, Inc.	162,972	3,384,928
Minerals Technologies, Inc.	26,895	1,621,500
Orion Engineered Carbons SA(a)	185,988	3,492,855
Valvoline, Inc.	273,727	9,027,516
		51,093,298
Real Estate—1.7%
BRT Apartments Corp.	103,613	2,137,536
Cousins Properties, Inc.(a)	213,843	5,641,179
Kennedy-Wilson Holdings, Inc.	119,166	2,028,205
Spirit Realty Capital, Inc.	89,846	3,721,421
		13,528,341
Utilities—0.2%
Pure Cycle Corp.*	181,183	1,922,352
TOTAL COMMON STOCKS
(Cost $571,563,899)		768,433,425
RIGHTS—0.0%
Consumer Discretionary—0.0%
Evercel, Inc., CVR*‡	284,149	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—21.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b)	166,355,601	166,355,601
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $166,355,601)		166,355,601
SHORT-TERM INVESTMENTS—2.1%
Tri-State Deposit, 3.20%(b)	13,607,432	13,607,432
U.S. Bank Money Market Deposit Account, 3.50%(b)	3,077,688	3,077,688
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,685,120)		16,685,120
TOTAL INVESTMENTS—121.4%
(Cost $754,604,620)		951,474,146
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.4)%		(167,925,718)
NET ASSETS—100.0%		$783,548,428

PLC	Public Limited Company
LP	Limited Partnership
CVR	Contingent Value Right
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $165,634,859.
(b)	The rate shown is as of November 30, 2022.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors.
As of November 30, 2022, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$21,024,743	$21,024,743	$-	$-		$-
Consumer Discretionary	106,448,049	106,448,049	-	-		-
Consumer Staples	6,399,441	6,399,441	-	-		-
Energy	66,192,113	66,192,113	-	-		-
Financials	219,916,346	219,916,346	-	-		-
Health Care	38,973,833	38,973,833	-	-		-
Industrials	170,451,061	170,451,061	-	-		-
Information Technology	72,483,848	72,483,848	-	-		-
Materials	51,093,298	51,093,298	-	-		-
Real Estate	13,528,341	13,528,341	-	-		-
Utilities	1,922,352	1,922,352	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	166,355,601	-	-	-		166,355,601
Short-Term Investments	16,685,120	3,077,688	13,607,432	-		-
Total Assets	$951,474,146	$771,511,113	$13,607,432	$-		$166,355,601

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes  in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of tota Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.